Distribution Date:	05/15/26	Benchmark 2023-V3 Mortgage Trust
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2023-V3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	scott.epperson@gs.com gs-
				refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President – Division Head	Fax Number: (913) 253-9001
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC
Mortgage Loan Detail (Part 1)	13-15		Attention: General Counsel	compliance@3650REIT.com
Mortgage Loan Detail (Part 2)	16-17		2977 McFarlane Road, Suite 300 | Miami, FL 33133 | United States
Principal Prepayment Detail	18	Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Liquidated Loan Detail	25	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	26		Attention: Benchmark 2023-V3 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163VAA5	5.956700%	2,083,000.00	1,007,867.54	53,435.20	5,002.97	0.00	0.00	58,438.17	954,432.34	30.04%	30.00%
A-2	08163VAB3	5.896300%	200,000,000.00	200,000,000.00	0.00	982,716.67	0.00	0.00	982,716.67	200,000,000.00	30.04%	30.00%
A-3	08163VAC1	6.362900%	439,732,000.00	439,732,000.00	0.00	2,331,642.29	0.00	0.00	2,331,642.29	439,732,000.00	30.04%	30.00%
A-S	08163VAF4	7.096700%	123,779,000.00	123,779,000.00	0.00	732,018.69	0.00	0.00	732,018.69	123,779,000.00	16.52%	16.50%
B	08163VAG2	6.923700%	38,967,000.00	38,967,000.00	0.00	224,829.85	0.00	0.00	224,829.85	38,967,000.00	12.27%	12.25%
C	08163VAH0	7.172302%	33,237,000.00	33,237,000.00	0.00	198,654.84	0.00	0.00	198,654.84	33,237,000.00	8.64%	8.63%
D	08163VAL1	4.000000%	11,461,000.00	11,461,000.00	0.00	38,203.33	0.00	0.00	38,203.33	11,461,000.00	7.38%	7.38%
E	08163VAN7	4.000000%	9,169,000.00	9,169,000.00	0.00	30,563.33	0.00	0.00	30,563.33	9,169,000.00	6.38%	6.38%
F	08163VAQ0	7.172302%	17,191,000.00	17,191,000.00	0.00	102,749.21	0.00	0.00	102,749.21	17,191,000.00	4.51%	4.50%
G	08163VAS6	7.172302%	10,315,000.00	10,315,000.00	0.00	61,651.91	0.00	0.00	61,651.91	10,315,000.00	3.38%	3.38%
H	08163VAU1	7.172302%	30,945,508.00	30,945,508.00	0.00	67,973.13	0.00	0.00	67,973.13	30,945,508.00	0.00%	0.00%
RRC	08163VAY3	7.172302%	23,803,350.00	23,775,438.21	1,387.25	139,066.76	0.00	0.00	140,454.01	23,774,050.96	0.00%	0.00%
RRI	N/A	7.172302%	24,453,467.00	24,424,792.87	1,425.13	142,864.95	0.00	0.00	144,290.08	24,423,367.74	0.00%	0.00%
R	08163VAW7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			965,136,325.00	964,004,606.62	56,247.58	5,057,937.93	0.00	0.00	5,114,185.51	963,948,359.04

X-A	08163VAD9	0.813196%	765,594,000.00	764,518,867.54	0.00	518,086.36	0.00	0.00	518,086.36	764,465,432.34
X-B	08163VAE7	0.134165%	72,204,000.00	72,204,000.00	0.00	8,072.74	0.00	0.00	8,072.74	72,204,000.00
X-D	08163VAJ6	3.172302%	20,630,000.00	20,630,000.00	0.00	54,537.16	0.00	0.00	54,537.16	20,630,000.00
Notional SubTotal			858,428,000.00	857,352,867.54	0.00	580,696.26	0.00	0.00	580,696.26	857,299,432.34

Deal Distribution Total					56,247.58	5,638,634.19	0.00	0.00	5,694,881.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163VAA5	483.85383581	25.65300048	2.40180989	0.00000000	0.00000000	0.00000000	0.00000000	28.05481037	458.20083533
A-2	08163VAB3	1,000.00000000	0.00000000	4.91358335	0.00000000	0.00000000	0.00000000	0.00000000	4.91358335	1,000.00000000
A-3	08163VAC1	1,000.00000000	0.00000000	5.30241668	0.00000000	0.00000000	0.00000000	0.00000000	5.30241668	1,000.00000000
A-S	08163VAF4	1,000.00000000	0.00000000	5.91391666	0.00000000	0.00000000	0.00000000	0.00000000	5.91391666	1,000.00000000
B	08163VAG2	1,000.00000000	0.00000000	5.76975004	0.00000000	0.00000000	0.00000000	0.00000000	5.76975004	1,000.00000000
C	08163VAH0	1,000.00000000	0.00000000	5.97691849	0.00000000	0.00000000	0.00000000	0.00000000	5.97691849	1,000.00000000
D	08163VAL1	1,000.00000000	0.00000000	3.33333304	0.00000000	0.00000000	0.00000000	0.00000000	3.33333304	1,000.00000000
E	08163VAN7	1,000.00000000	0.00000000	3.33333297	0.00000000	0.00000000	0.00000000	0.00000000	3.33333297	1,000.00000000
F	08163VAQ0	1,000.00000000	0.00000000	5.97691874	0.00000000	0.00000000	0.00000000	0.00000000	5.97691874	1,000.00000000
G	08163VAS6	1,000.00000000	0.00000000	5.97691808	0.00000000	0.00000000	0.00000000	0.00000000	5.97691808	1,000.00000000
H	08163VAU1	1,000.00000000	0.00000000	2.19654271	3.78037581	29.48120774	0.00000000	0.00000000	2.19654271	1,000.00000000
RRC	08163VAY3	998.82740077	0.05827961	5.84231883	0.12759128	0.99501751	0.00000000	0.00000000	5.90059845	998.76912115
RRI	N/A	998.82740022	0.05827926	5.84231880	0.12759091	0.99501760	0.00000000	0.00000000	5.90059806	998.76912096
R	08163VAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163VAD9	998.59568850	0.00000000	0.67671163	0.00000000	0.00000000	0.00000000	0.00000000	0.67671163	998.52589276
X-B	08163VAE7	1,000.00000000	0.00000000	0.11180461	0.00000000	0.00000000	0.00000000	0.00000000	0.11180461	1,000.00000000
X-D	08163VAJ6	1,000.00000000	0.00000000	2.64358507	0.00000000	0.00000000	0.00000000	0.00000000	2.64358507	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	5,002.97	0.00	5,002.97	0.00	0.00	0.00	5,002.97	0.00
A-2	04/01/26 - 04/30/26	30	0.00	982,716.67	0.00	982,716.67	0.00	0.00	0.00	982,716.67	0.00
A-3	04/01/26 - 04/30/26	30	0.00	2,331,642.29	0.00	2,331,642.29	0.00	0.00	0.00	2,331,642.29	0.00
X-A	04/01/26 - 04/30/26	30	0.00	518,086.36	0.00	518,086.36	0.00	0.00	0.00	518,086.36	0.00
X-B	04/01/26 - 04/30/26	30	0.00	8,072.74	0.00	8,072.74	0.00	0.00	0.00	8,072.74	0.00
X-D	04/01/26 - 04/30/26	30	0.00	54,537.16	0.00	54,537.16	0.00	0.00	0.00	54,537.16	0.00
A-S	04/01/26 - 04/30/26	30	0.00	732,018.69	0.00	732,018.69	0.00	0.00	0.00	732,018.69	0.00
B	04/01/26 - 04/30/26	30	0.00	224,829.85	0.00	224,829.85	0.00	0.00	0.00	224,829.85	0.00
C	04/01/26 - 04/30/26	30	0.00	198,654.84	0.00	198,654.84	0.00	0.00	0.00	198,654.84	0.00
D	04/01/26 - 04/30/26	30	0.00	38,203.33	0.00	38,203.33	0.00	0.00	0.00	38,203.33	0.00
E	04/01/26 - 04/30/26	30	0.00	30,563.33	0.00	30,563.33	0.00	0.00	0.00	30,563.33	0.00
F	04/01/26 - 04/30/26	30	0.00	102,749.21	0.00	102,749.21	0.00	0.00	0.00	102,749.21	0.00
G	04/01/26 - 04/30/26	30	0.00	61,651.91	0.00	61,651.91	0.00	0.00	0.00	61,651.91	0.00
H	04/01/26 - 04/30/26	30	790,599.95	184,958.78	0.00	184,958.78	116,985.65	0.00	0.00	67,973.13	912,310.95
RRC	04/01/26 - 04/30/26	30	20,524.98	142,103.86	0.00	142,103.86	3,037.10	0.00	0.00	139,066.76	23,684.75
RRI	04/01/26 - 04/30/26	30	21,085.56	145,985.00	0.00	145,985.00	3,120.04	0.00	0.00	142,864.95	24,331.63
Totals			832,210.49	5,761,776.99	0.00	5,761,776.99	123,142.79	0.00	0.00	5,638,634.19	960,327.33

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information

Total Available Distribution Amount (1)	5,694,881.77
Non-VRR Interest Available Funds	5,410,137.68
VRR Interest Available Funds	284,744.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,774,299.96	Master Servicing Fee	3,188.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,615.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	401.67
ARD Interest	0.00	Operating Advisor Fee	1,317.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,774,299.96	Total Fees	12,522.97

Principal		Expenses/Reimbursements
Scheduled Principal	56,247.58	Reimbursement for Interest on Advances	31.57
Unscheduled Principal Collections		ASER Amount	103,695.25
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,415.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	56,247.58	Total Expenses/Reimbursements	123,142.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,638,634.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	56,247.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,694,881.77
Total Funds Collected	5,830,547.54	Total Funds Distributed	5,830,547.53

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	964,004,606.82	964,004,606.82	Beginning Certificate Balance	964,004,606.62
(-) Scheduled Principal Collections	56,247.58	56,247.58	(-) Principal Distributions	56,247.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	963,948,359.24	963,948,359.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	964,004,606.82	964,004,606.82	Ending Certificate Balance	963,948,359.04
Ending Actual Collateral Balance	963,948,359.24	963,948,359.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	36,185,021.67	3.75%	25	7.4979	NAP	Defeased	3	36,185,021.67	3.75%	25	7.4979	NAP
$19,999,999 or less	34	289,711,337.57	30.05%	25	6.9684	1.756217	1.40 or less	17	392,118,337.57	40.68%	25	7.5055	1.198303
$20,000,000 to $29,999,999	6	135,000,000.00	14.00%	25	7.0837	1.418148	1.4100000 to 1.600000	12	211,050,000.00	21.89%	25	7.4270	1.532132
$30,000,000 to $39,999,999	6	203,450,000.00	21.11%	25	7.6381	1.544812	1.6100000 to 2.000000	10	72,445,000.00	7.52%	24	7.1191	1.840401
$40,000,000 to $49,999,999	3	133,020,000.00	13.80%	26	7.6281	1.862897	2.0100000 or greater	13	252,150,000.00	26.16%	25	6.4689	2.302530
$50,000,000 to $59,999,999	2	101,082,000.00	10.49%	25	6.3192	1.631283	Totals	55	963,948,359.24	100.00%	25	7.1879	1.629316
$60,000,000 or greater	1	65,500,000.00	6.79%	26	7.2500	1.220000
Totals	55	963,948,359.24	100.00%	25	7.1879	1.629316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	20	36,185,021.67	3.75%	25	7.4979	NAP
							Defeased	20	36,185,021.67	3.75%	25	7.4979	NAP
Alaska	2	16,445,000.00	1.71%	25	6.7426	1.813794
							Industrial	4	98,575,000.00	10.23%	26	6.9577	1.435422
Arizona	3	23,658,000.00	2.45%	24	6.6197	1.809283
							Lodging	3	76,750,000.00	7.96%	25	8.1725	1.403909
California	2	112,000,000.00	11.62%	26	6.6430	2.196339
							Mixed Use	2	43,000,000.00	4.46%	25	7.6222	1.381163
Florida	2	36,050,000.00	3.74%	26	8.3113	1.244438
							Mobile Home Park	2	16,445,000.00	1.71%	25	6.7426	1.813794
Georgia	1	8,811,420.89	0.91%	25	8.3050	1.400000
							Multi-Family	4	88,250,000.00	9.16%	25	7.1361	1.121490
Illinois	2	5,775,000.00	0.60%	25	5.6720	2.090000
							Office	11	249,085,707.18	25.84%	25	7.3550	1.732439
Kentucky	2	45,585,000.00	4.73%	25	8.0886	1.458213
							Other	3	109,000,000.00	11.31%	26	6.9625	2.161927
Massachusetts	1	45,000,000.00	4.67%	26	6.2980	2.230000
							Retail	21	235,315,000.00	24.41%	24	6.8343	1.628996
Michigan	4	79,075,000.00	8.20%	26	7.2747	1.274003
							Self Storage	3	10,150,630.39	1.05%	25	6.3210	1.664172
Missouri	1	20,075,000.00	2.08%	25	5.6720	2.090000
							Totals	73	963,948,359.24	100.00%	25	7.1879	1.629316
Nevada	1	20,000,000.00	2.07%	25	6.8055	1.570000

New Jersey	5	97,446,933.42	10.11%	25	7.4246	1.702634

New York	9	202,100,000.00	20.97%	24	6.9461	1.435220

Ohio	2	25,627,000.00	2.66%	24	7.9333	1.094956

Oklahoma	1	925,000.00	0.10%	25	5.6720	2.090000

Pennsylvania	5	70,547,510.60	7.32%	26	7.6574	1.210771

Tennessee	1	9,782,472.66	1.01%	26	7.9999	1.310000

Texas	6	101,125,000.00	10.49%	25	7.4973	1.751943

Virginia	2	5,768,000.00	0.60%	25	5.8050	2.260000

West Virginia	1	775,000.00	0.08%	25	5.6720	2.090000

Totals	73	963,948,359.24	100.00%	25	7.1879	1.629316

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	36,185,021.67	3.75%	25	7.4979	NAP	Defeased	3	36,185,021.67	3.75%	25	7.4979	NAP
	6.5000% or less	13	165,444,000.00	17.16%	24	5.9344	2.040627	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.5010% to 7.0000%	13	249,733,676.90	25.91%	25	6.7786	1.730071	13 months or greater	52	927,763,337.57	96.25%	25	7.1758	1.624492
	7.0010% to 7.5000%	7	137,820,697.67	14.30%	25	7.2789	1.257159	Totals	55	963,948,359.24	100.00%	25	7.1879	1.629316
	7.5010% to 8.0000%	12	242,474,286.29	25.15%	25	7.7708	1.546753
	8.0010 or greater	7	132,290,676.71	13.72%	26	8.2798	1.429936
	Totals	55	963,948,359.24	100.00%	25	7.1879	1.629316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	36,185,021.67	3.75%	25	7.4979	NAP	Defeased	3	36,185,021.67	3.75%	25	7.4979	NAP
	57 months or less	52	927,763,337.57	96.25%	25	7.1758	1.624492	Interest Only	47	877,295,000.00	91.01%	25	7.1386	1.650722
58 months to 59 months		0	0.00	0.00%	0	0.0000	0.000000	358 or less	5	50,468,337.57	5.24%	26	7.8213	1.168526
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	963,948,359.24	100.00%	25	7.1879	1.629316	Totals	55	963,948,359.24	100.00%	25	7.1879	1.629316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	36,185,021.67	3.75%	25	7.4979	NAP			No outstanding loans in this group
Underwriter's Information		2	36,850,000.00	3.82%	25	7.8551	1.362374
	12 months or less	49	855,913,337.57	88.79%	25	7.1386	1.660496
	13 months to 24 months	1	35,000,000.00	3.63%	24	7.3700	1.020000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	963,948,359.24	100.00%	25	7.1879	1.629316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-1	30509890	98	Los Angeles	CA	Actual/360	6.533%	246,729.63	0.00	0.00	N/A	07/06/28	--	45,320,000.00	45,320,000.00	05/06/26
1A2-1	30509894				Actual/360	6.533%	81,662.50	0.00	0.00	N/A	07/06/28	--	15,000,000.00	15,000,000.00	05/06/26
1A2-2	30509895				Actual/360	6.533%	54,441.67	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	05/06/26
1A2-3	30509896				Actual/360	6.533%	25,478.70	0.00	0.00	N/A	07/06/28	--	4,680,000.00	4,680,000.00	05/06/26
2	30509856	IN	Various	MI	Actual/360	7.250%	395,729.17	0.00	0.00	N/A	07/06/28	--	65,500,000.00	65,500,000.00	05/06/26
3	30509829	Various Various		Various	Actual/360	5.672%	239,556.92	0.00	0.00	N/A	06/01/28	--	50,682,000.00	50,682,000.00	05/01/26
4	30509845	MF	Brooklyn	NY	Actual/360	6.970%	292,740.00	0.00	0.00	N/A	06/06/28	--	50,400,000.00	50,400,000.00	05/06/26
5A2	30509862	RT	Brooklyn	NY	Actual/360	6.873%	143,187.50	0.00	0.00	N/A	06/05/28	--	25,000,000.00	25,000,000.00	05/05/26
5A4	30509864				Actual/360	6.873%	85,912.50	0.00	0.00	N/A	06/05/28	--	15,000,000.00	15,000,000.00	05/05/26
5A6	30509866				Actual/360	6.873%	57,275.00	0.00	0.00	N/A	06/05/28	--	10,000,000.00	10,000,000.00	05/05/26
6A3	30321735	OF	Boston	MA	Actual/360	6.298%	118,087.50	0.00	0.00	N/A	07/06/28	--	22,500,000.00	22,500,000.00	05/06/26
6A4-3	30321738				Actual/360	6.298%	26,241.67	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	05/06/26
6A8-2-A	30321744				Actual/360	6.298%	91,845.83	0.00	0.00	N/A	07/06/28	--	17,500,000.00	17,500,000.00	05/06/26
7A1	30509822	RT	Louisville	KY	Actual/360	8.120%	304,500.00	0.00	0.00	N/A	06/01/28	--	45,000,000.00	45,000,000.00	05/01/26
8	30509938	OF	Ewing Township	NJ	Actual/360	8.272%	294,345.33	0.00	0.00	N/A	07/01/28	--	42,700,000.00	42,700,000.00	05/01/26
9	30530267	RT	Riverside	CA	Actual/360	6.866%	211,701.67	0.00	0.00	N/A	06/06/28	--	37,000,000.00	37,000,000.00	05/06/26
10A2	30509759	MF	Austin	TX	Actual/360	7.370%	214,958.33	0.00	0.00	N/A	05/06/28	--	35,000,000.00	35,000,000.00	02/06/25
11	30321769	LO	Orlando	FL	Actual/360	8.450%	241,177.08	0.00	0.00	N/A	07/06/28	--	34,250,000.00	34,250,000.00	05/06/26
12A2	30509969	98	New York	NY	Actual/360	7.910%	224,116.67	0.00	0.00	N/A	06/06/28	--	34,000,000.00	34,000,000.00	06/06/25
13A6	30321770	OF	Houston	TX	Actual/360	7.630%	203,466.67	0.00	0.00	N/A	05/06/28	--	32,000,000.00	32,000,000.00	05/06/26
14	30509914	OF	Houston	TX	Actual/360	7.675%	199,550.00	0.00	0.00	N/A	07/06/28	--	31,200,000.00	31,200,000.00	05/06/26
15A2-1-A	30509704	OF	Jersey City	NJ	Actual/360	5.840%	97,333.33	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	05/06/26
15A5-2	30509991				Actual/360	5.840%	36,500.00	0.00	0.00	N/A	04/06/28	--	7,500,000.00	7,500,000.00	05/06/26
16A4-2-1	30509760	RT	Valley Stream	NY	Actual/360	5.899%	58,990.00	0.00	0.00	N/A	01/06/28	--	12,000,000.00	12,000,000.00	05/06/26
16A16	30530242				Actual/360	5.899%	73,737.50	0.00	0.00	N/A	01/06/28	--	15,000,000.00	15,000,000.00	05/06/26
17	30509738	LO	Cleveland	OH	Actual/360	7.990%	166,458.33	0.00	0.00	N/A	05/06/28	--	25,000,000.00	25,000,000.00	05/06/26
18A1	30509755	MU	Philadelphia	PA	Actual/360	7.685%	80,052.08	0.00	0.00	N/A	07/06/28	--	12,500,000.00	12,500,000.00	05/06/26
18A2	30509872				Actual/360	7.685%	67,243.75	0.00	0.00	N/A	07/06/28	--	10,500,000.00	10,500,000.00	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19A6	30321732	OF	Philadelphia	PA	Actual/360	7.787%	146,015.63	0.00	0.00	N/A	06/06/28	--	22,500,000.00	22,500,000.00	05/06/26
20	30509886	OF	King of Prussia	PA	Actual/360	7.690%	128,246.59	17,590.80	0.00	N/A	07/06/28	--	20,012,471.01	19,994,880.21	05/06/26
21A-1-C2A	30530269	RT	Las Vegas	NV	Actual/360	6.805%	93,609.83	0.00	0.00	N/A	06/06/28	--	16,506,046.51	16,506,046.51	05/06/26
21A-1-C2B	30509919				Actual/360	7.253%	14,934.12	0.00	0.00	N/A	06/06/28	--	2,470,697.67	2,470,697.67	05/06/26
21A-1-C2C	30509920				Actual/360	9.351%	7,973.55	0.00	0.00	N/A	06/06/28	--	1,023,255.82	1,023,255.82	05/06/26
22A3	30509767	MU	Flushing	NY	Actual/360	7.550%	125,833.33	0.00	0.00	N/A	05/05/28	--	20,000,000.00	20,000,000.00	03/05/26
23	30509915	Various Various		Various	Actual/360	7.598%	111,428.21	13,536.81	0.00	N/A	07/06/28	--	17,598,558.48	17,585,021.67	05/06/26
24	30321771	LO	Mount Laurel	NJ	Actual/360	7.890%	115,062.50	0.00	0.00	N/A	07/06/28	--	17,500,000.00	17,500,000.00	05/06/26
25	30509913	RT	Tempe	AZ	Actual/360	7.040%	82,133.33	0.00	0.00	N/A	07/06/28	--	14,000,000.00	14,000,000.00	05/06/26
26	30509871	IN	Lansing	MI	Actual/360	7.470%	80,925.00	0.00	0.00	N/A	07/06/28	--	13,000,000.00	13,000,000.00	05/06/26
27	30509880	MH	Anchorage	AK	Actual/360	6.711%	62,160.64	0.00	0.00	N/A	06/06/28	--	11,115,000.00	11,115,000.00	05/06/26
28A2-C2-2	30321772	RT	Scottsdale	AZ	Actual/360	6.043%	22,178.48	0.00	0.00	N/A	03/06/28	--	4,404,000.00	4,404,000.00	05/06/26
28A2-C2-
	30513199				Actual/360	6.338%	1,811.54	0.00	0.00	N/A	03/06/28	--	343,000.00	343,000.00	05/06/26
2B
28A2-C2-
	30513200				Actual/360	9.025%	1,902.69	0.00	0.00	N/A	03/06/28	--	253,000.00	253,000.00	05/06/26
2C
28A2-C3-
	30513201				Actual/360	6.338%	1,811.54	0.00	0.00	N/A	03/06/28	--	343,000.00	343,000.00	05/06/26
2B
28A2-C3-
	30513202				Actual/360	9.025%	1,902.69	0.00	0.00	N/A	03/06/28	--	253,000.00	253,000.00	05/06/26
2C
28A2-C3-2	30321773				Actual/360	6.043%	22,178.48	0.00	0.00	N/A	03/06/28	--	4,404,000.00	4,404,000.00	05/06/26
29A2	30509947	OF	Knoxville	TN	Actual/360	8.000%	65,269.71	8,106.05	0.00	N/A	07/06/28	--	9,790,578.71	9,782,472.66	05/06/26
30	30321774	LO	Laurel	MD	Actual/360	7.350%	61,250.00	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	05/06/26
31A2	30509884	OF	Atlanta	GA	Actual/360	8.305%	61,030.35	6,931.95	0.00	N/A	06/01/28	--	8,818,352.84	8,811,420.89	05/01/26
32	30509881	SS	Teaneck	NJ	Actual/360	7.465%	53,499.17	0.00	0.00	N/A	07/06/28	--	8,600,000.00	8,600,000.00	05/06/26
33	30509879	OF	River Edge	NJ	Actual/360	7.850%	49,084.28	6,395.51	0.00	N/A	07/06/28	--	7,503,328.93	7,496,933.42	05/06/26
34	30509793	SS	Various	VA	Actual/360	5.805%	27,902.70	0.00	0.00	N/A	06/06/28	--	5,768,000.00	5,768,000.00	05/06/26
35	30509804	MH	Anchorage	AK	Actual/360	6.809%	30,241.09	0.00	0.00	N/A	06/06/28	--	5,330,000.00	5,330,000.00	05/06/26
36	30509867	RT	New York	NY	Actual/360	7.250%	30,208.33	0.00	0.00	N/A	06/06/28	--	5,000,000.00	5,000,000.00	05/06/26
37	30509768	SS	Carlisle	PA	Actual/360	7.000%	25,586.85	3,686.46	0.00	N/A	05/06/28	--	4,386,316.85	4,382,630.39	05/06/26
38	30509916	MF	Brooklyn	NY	Actual/360	7.200%	17,100.00	0.00	0.00	N/A	07/06/28	--	2,850,000.00	2,850,000.00	04/06/26
Totals							5,774,299.96	56,247.58	0.00				964,004,606.82	963,948,359.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

SE - Securities	CH - Cooperative Housing ZZ - Missing Information/Undefined
© 2021 Computershare. All rights reserved. Confidential.		Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-1	14,262,307.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-1	14,262,307.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-2	14,262,307.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-3	14,262,307.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,174,220.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,193,144.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,195,166.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	15,273,422.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	15,273,422.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A6	15,273,422.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	67,875,050.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4-3	67,875,050.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A8-2-A	67,875,050.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	11,585,333.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,735,249.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,173,535.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2	0.00	0.00	--	--	08/12/25	7,766,616.79	433,922.49	166,855.12	2,818,010.08	0.00	0.00
11	4,007,619.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	0.00	0.00	--	--	01/12/26	8,500,000.00	281,924.35	167,697.78	2,212,452.64	0.00	0.00
13A6	26,209,118.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	6,387,190.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2-1-A	22,727,302.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5-2	22,727,302.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A4-2-1	47,723,643.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A16	47,723,643.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,870,498.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A1	6,266,185.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A2	6,266,185.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19A6	22,543,500.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,028,411.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1-C2A	48,111,118.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1-C2B	48,111,118.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1-C2C	48,111,118.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A3	5,400,900.64	0.00	--	--	--	0.00	0.00	125,593.66	255,776.38	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	3,807,838.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,796,164.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,574,893.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,399,840.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2-C2-2	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2-C2-2B	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2-C2-2C	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2-C3-2	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2-C3-2B	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2-C3-2C	87,040,578.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A2	3,236,114.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31A2	3,728,572.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	981,582.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	774,732.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	661,896.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	442,399.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	281,095.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	17,094.06	17,094.06	0.00	0.00
Totals	1,252,694,754.37	0.00				16,266,616.79	715,846.84	477,240.62	5,303,333.16	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	1	20,000,000.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.187857%	7.172269%	25
04/17/26	0	0.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.187891%	7.172302%	26
03/17/26	0	0.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.187915%	7.172326%	27
02/18/26	1	2,850,000.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	1	34,250,000.00	0	0.00	0	0.00	7.187966%	7.172377%	28
01/16/26	0	0.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.187990%	7.172401%	29
12/17/25	0	0.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188014%	7.172424%	30
11/18/25	0	0.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	2	27,500,000.00	0	0.00	0	0.00	7.188047%	7.172457%	31
10/20/25	0	0.00	0	0.00	2	69,000,000.00	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188071%	7.172481%	32
09/17/25	0	0.00	0	0.00	2	69,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188103%	7.172514%	33
08/15/25	0	0.00	0	0.00	2	69,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188127%	7.172537%	34
07/17/25	0	0.00	0	0.00	2	69,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188150%	7.172560%	35
06/17/25	0	0.00	0	0.00	2	69,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.188177%	7.172587%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
10A2	30509759	02/06/25	14	6	166,855.12	2,818,010.08	0.00		35,000,000.00	05/07/25	98
12A2	30509969	06/06/25	10	6	167,697.78	2,212,452.64	160,492.43		34,000,000.00	02/07/25	2		07/14/25
22A3	30509767	03/05/26	1	1	125,593.66	255,776.38	0.00		20,000,000.00
38	30509916	04/06/26	0	B	17,094.06	17,094.06	0.00		2,850,000.00
Totals					477,240.62	5,303,333.16	160,492.43		91,850,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		190,882,630	135,882,630	55,000,000		0
25 - 36 Months		773,065,729	739,065,729	0		34,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	963,948,359	874,948,359	20,000,000	0	35,000,000	34,000,000
Apr-26	964,004,607	895,004,607	0	0	35,000,000	34,000,000
Mar-26	964,045,890	895,045,890	0	0	35,000,000	34,000,000
Feb-26	964,130,753	892,280,753	2,850,000	0	35,000,000	34,000,000
Jan-26	964,171,199	895,171,199	0	0	35,000,000	34,000,000
Dec-25	964,211,377	895,211,377	0	0	35,000,000	34,000,000
Nov-25	964,262,348	895,262,348	0	0	35,000,000	34,000,000
Oct-25	964,299,184	895,299,184	0	0	35,000,000	34,000,000
Sep-25	964,349,588	895,349,588	0	0	69,000,000	0
Aug-25	964,385,841	895,385,841	0	0	69,000,000	0
Jul-25	964,421,852	895,421,852	0	0	69,000,000	0
Jun-25	964,458,661	895,458,661	0	0	69,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	30509938	42,700,000.00	42,700,000.00	71,200,000.00	05/03/23	5,685,232.04	1.59000	12/31/25	07/01/28	I/O
10A2	30509759	35,000,000.00	35,000,000.00	98,900,000.00	06/23/25	8,371,493.86	1.02000	12/31/24	05/06/28	I/O
12A2	30509969	34,000,000.00	34,000,000.00	72,100,000.00	04/25/23	4,801,893.18	1.35000	--	06/06/28	I/O
Totals		111,700,000.00	111,700,000.00	242,200,000.00		18,858,619.08

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	30509938	OF	NJ	04/14/26	98

5/11/2026 - Loan transferred into special servicing in April due to an event of default in connection with the Guarantor''s Ch 11 bankruptcy filing from October 2025. The Loan is collateralized by a 250K SF, office, located in Ewing NJ, built in

2011, wh ich is 100% leased to Church & Dwight (BBB+/A3) through May 2033. As of September 2025, 1.60x DSCR and a 13.4% Debt Yield, a 1.1% increase compared to a 1.58x DSCR and 13.3% Debt Yield at underwriting. Since transfer into special servicing, cash manageme nt has been implemented and the Lender is trapping all cash flow. The Special Servicer will continue to monitor the loan''s performance while Lender''s counsel addresses the ongoing BK case.

10A2	30509759	MF	TX	05/07/25	98

5/11/2026 - The loan transferred to Special Servicing due to a monetary payment default. Notice of Default and Notice of Acceleration were disseminated, and Borrower executed a pre-negotiation agreement. A Receiver was appointed in

December 2025, who has since taken control of the asset, including property and leasing management to advance stabilization of the Property. The lender is trapping all cash flow and will continue to evaluate all available strategies that will maximize recovery to the trust.

12A2	30509969	98	NY	02/07/25	2

5/11/2026 - The Loan transferred to Special Servicing on 2/7/25 due to payment default, dating back to December 2024. An Order Appointing Receiver was granted on 10/7/25 and the court subsequently denied the Defendant''s motion to vacate the order on 11/1 3/25. There is a hearing scheduled to occur in early June to determine entry of Receiver''s Motion to Compel / Contempt of Defendant, to allow Receiver entry to the property and to oversee the asset. In February 2026, 3650

Servicing was appointed and assu med the special servicing responsibilities for the Loan. Currently the special servicer is dual tracking discussions with the Defendant through outside counsel while proceeding with enforcement remedies in order to explore all possible resolutions to maxi mize recovery for the trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30321769	0.00	8.45000%	0.00	8.45000%	8	01/06/26	12/01/25	01/21/26
15A2-1-A	30509704	0.00	5.84000%	0.00	5.84000%	8	07/31/25	07/31/25	10/27/25
15A5-2	30509991	0.00	5.84000%	0.00	5.84000%	8	07/31/25	07/31/25	10/27/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	5,040.97	0.00	0.00	0.00	0.00	0.00	6.56	0.00	0.00	0.00
10A2	0.00	0.00	7,291.67	0.00	0.00	47,683.79	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12A2	0.00	0.00	7,083.33	0.00	0.00	56,011.46	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.01	0.00	0.00	0.00
Total	0.00	0.00	19,415.97	0.00	0.00	103,695.25	0.00	0.00	31.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		123,142.79

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28